COSTS AND EXPENSES BY NATURE - Schedule of other gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Provision for onerous contract related to purchase commitment	$ 0	$ 0	$ 44,000
Adjustment net realizable value fleet available for sale	(39,163)	(345,410)	0
Other	(51,880)	(1,667)	(13,326)
Total	$ (91,043)	$ (347,077)	$ 30,674